Debt and Warrants (Details)									1 Months Ended						2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended	15 Months Ended
	May. 13, 2016	Dec. 23, 2014 USD ($) item $ / shares shares	Dec. 03, 2014 USD ($) $ / shares	Oct. 30, 2014 USD ($) item	Jul. 16, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 26, 2014 USD ($) $ / shares shares	Jun. 02, 2014 USD ($) item $ / shares shares	Aug. 31, 2015 USD ($)	May. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) item	Aug. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares	Sep. 30, 2013 USD ($) item shares	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 01, 2018 USD ($)	Mar. 01, 2016	Aug. 26, 2015 $ / shares	Jun. 30, 2015 $ / shares	May. 13, 2015 $ / shares	Mar. 20, 2015 shares
Debt, Convertible Promissory Notes and Common Stock Warrants
Gross aggregate proceeds																		$ 519,806	$ 1,250,000	$ 450,000	$ 1,100,000
Number of warrants issued to purchase shares of common stock (in shares) | shares																												236,606
Original issue price (in dollars per share) | $ / shares																					$ 2.2472
Exercise price (in dollars per share) | $ / shares													$ 6.40
Strike price (in dollars per share) | $ / shares													$ 8.00
Volatility (as a percent)													52.00%
Dividend yield (as a percent)													0.00%
Risk-free interest rate (as a percent)													0.52%
Net amount of Notes																		$ 519,486	150,000		$ 424,674
Interest Paid																			23,100
Proceeds required to be maintained in cash																			4,500,000
Aegis Capital Corp | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares										$ 8.75
Fair value of warrants										$ 400,000
Aegis Capital Corp | Scenario, Forecast | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Warrant term	4 years
Aegis Capital Corp | Maximum | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares										143,000
Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares						16,666	16,666
Exercise price (in dollars per share) | $ / shares											$ 6.30											$ 6.30
Exercise price as a percentage of initial public offering price						90.00%	90.00%
Series A redeemable convertible preferred stock
Debt, Convertible Promissory Notes and Common Stock Warrants
Issuance of convertible preferred stock (in shares) | shares														2,224,991							3,015,902
Original issue price (in dollars per share) | $ / shares														$ 2.2472	$ 2.2472						$ 2.2472
Warrants | Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares											$ 6.30											$ 6.30
Term						5 years
Warrants | Common Stock | Transfer Agreement | Manufacturer
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares						16,666	16,666
Exercise price (in dollars per share) | $ / shares						$ 4.35	$ 4.35
Fair value of warrants						$ 37,840	$ 37,840
Strike price (in dollars per share) | $ / shares						$ 4.83	$ 4.83
Term							5 years
Volatility (as a percent)						49.00%
Dividend yield (as a percent)						0.00%
Risk-free interest rate (as a percent)						1.64%
Exercise price as a percentage of initial public offering price						90.00%	90.00%
Standby bridge financing agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares			$ 5.23
Fair value of warrants			$ 505,348
Strike price (in dollars per share) | $ / shares			$ 5.01
Term			5 years	6 months
Volatility (as a percent)			63.00%
Dividend yield (as a percent)			0.00%
Risk-free interest rate (as a percent)			1.61%
Aggregate principal amount				$ 4,000,000
Aggregate principal amount of bridge financing				1,000,000
Debt discount				$ 605,348
Exercise price as a percentage of initial public offering price				80.00%
Number of lenders | item				2
Interest Paid										$ 321,600
Value to be divided by IPO exercise price to determine number of warrants granted											$ 1,000,000											$ 1,000,000
Standby bridge financing agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares											$ 5.60											$ 5.60
Standby bridge financing agreement | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Term				6 months
Debt discount				$ 100,000
Amortization of debt discount											$ 521,291										$ 84,057
Additional financing costs				$ 104,000															86,667		17,333
Standby bridge financing agreement | Scenario, Forecast | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																										$ 2.696
Convertible promissory notes
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of convertible promissory notes issued | item																4
Number of Accredited Investors | item												2
Gross aggregate proceeds																$ 525,000
Interest rate (as a percent)																8.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due																10 days
Pre-money valuation threshold amount																$ 3,000,000
Aggregate principal amount												$ 250,000
Amortization of debt discount														$ 4,071	$ 1,443
Net amount of Notes																$ 518,105
Number of shares issued for notes converted | shares														207,664
Principal and interest paid on debt										103,912
Retirement of convertible promissory notes										$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																8.00%
Convertible promissory notes | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Warrant term																		5 years
Debt discount														$ 6,895	6,895	$ 6,895
Net amount of Notes																		$ 519,486
Interest Paid																		$ 1,381
Convertible promissory notes | Dechra Pharmaceuticals PLC
Debt, Convertible Promissory Notes and Common Stock Warrants
Interest rate (as a percent)											12.00%											12.00%
Number of warrants issued to purchase shares of common stock (in shares) | shares											89,285											89,285
Exercise price (in dollars per share) | $ / shares											$ 5.60											$ 5.60
Investment Warrants Expiration Date											Dec. 31, 2017
Aggregate principal amount											$ 1,000,000											$ 1,000,000
Number of shares issued for notes converted | shares										178,571
Debt Instrument, Interest Rate, Stated Percentage											12.00%											12.00%
Convertible promissory notes | Dechra Pharmaceuticals PLC | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																											$ 5.60
Convertible promissory notes | Warrants | Common Stock
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares																207,664
Warrant term																5 years
Exercise price as a percentage of purchase price paid by equity investors when pre-money valuation threshold amount is achieved																75.00%
Exercise price as a percentage of purchase price paid by equity investors														75.00%
Minimum pre-money valuation amount														$ 3,000,000	$ 3,000,000
Exercise price (in dollars per share) | $ / shares														$ 2.5281	$ 2.5281
Fair value of warrants														$ 6,895	$ 6,895
Strike price (in dollars per share) | $ / shares														$ 2.5281	$ 2.5281
Term														5 years
Volatility (as a percent)														64.00%
Dividend yield (as a percent)														0.00%
Risk-free interest rate (as a percent)														1.82%
Convertible note purchase agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of Accredited Investors | item		3						2
Gross aggregate proceeds		$ 650,000
Interest rate (as a percent)		12.00%			3.00%			3.00%					3.00%
Number of business days after the date of consummation of the initial closing of a first equity round of financing, when the debt instrument is due		30 days
Number of warrants issued to purchase shares of common stock (in shares) | shares		58,035
Exercise price (in dollars per share) | $ / shares		$ 4.15									$ 5.60											$ 5.60				2.696
Fair value of warrants		$ 147,943
Strike price (in dollars per share) | $ / shares		$ 4.59
Conversion price (in dollars per share) | $ / shares					$ 5.60			$ 5.60
Term		3 years
Volatility (as a percent)		49.00%
Dividend yield (as a percent)		0.00%
Risk-free interest rate (as a percent)		1.10%
Aggregate principal amount					$ 150,000			$ 300,000
Amortization of debt discount																	$ 6,250		141,890		43,750
Number of shares issued for notes converted | shares					26,785			53,571
Aggregate principal amount issued to board member to which Series A preferred stock was sold		$ 250,000						$ 200,000
Beneficial conversion feature		$ 502,057			$ 37,500			$ 75,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%			3.00%			3.00%					3.00%
Convertible note purchase agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Strike price (in dollars per share) | $ / shares											5.60											5.60
Number of shares issued for notes converted | shares		116,070
Exercise price as a percentage of initial public offering price		80.00%			80.00%								80.00%
Convertible note purchase agreement | Interest Expense.
Debt, Convertible Promissory Notes and Common Stock Warrants
Amortization of debt discount								$ 31,250											17,857		19,643
Beneficial conversion feature																			484,326		23,781
Convertible note purchase agreement | Scenario, Forecast | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																										$ 2.696
Convertible note purchase agreement | Dechra Pharmaceuticals PLC
Debt, Convertible Promissory Notes and Common Stock Warrants
Amortization of debt discount																			$ 1,000,000
Line of credit and loan agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Number of warrants issued to purchase shares of common stock (in shares) | shares													33,333
Exercise price (in dollars per share) | $ / shares											$ 5.60											$ 5.60
Fair value of warrants													$ 114,300
Term													2 years
Exercise price as a percentage of initial public offering price													80.00%
Drawdown amount																					$ 0	$ 0
Line of credit and loan agreement | IPO
Debt, Convertible Promissory Notes and Common Stock Warrants
Exercise price (in dollars per share) | $ / shares																									$ 3.375
Line of credit and loan agreement | Maximum
Debt, Convertible Promissory Notes and Common Stock Warrants
Stand-by line of credit													$ 1,000,000
Maximum borrowing capacity													$ 1,000,000
Loan and security agreement
Debt, Convertible Promissory Notes and Common Stock Warrants
Effective interest rate									15.00%
Debt discount									$ 134,433
Stand-by line of credit									8,000,000
Maximum borrowing capacity									8,000,000
Initial loan commitment									6,000,000
Proceeds required to be maintained in cash									4,500,000
Additional borrowing capacity contingent on achievement of milestones									$ 2,000,000
Term of agreement									3 years
Prior notification period required for pre-payment of principal and accrued interest (in days)									$ 5
Loan and security agreement | Scenario, Forecast
Debt, Convertible Promissory Notes and Common Stock Warrants
Interest rate (as a percent)																								9.90%
Debt Instrument, Interest Rate, Stated Percentage																								9.90%
Baloon interest payment																							$ 560,000
Loan and security agreement | Prepayment during the first twelve months member
Debt, Convertible Promissory Notes and Common Stock Warrants
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of minimum cash balance									2.00%
Prepayment charge during first twelve months of loan when a minimum cash balance is required as a percent of difference between amount being prepaid and minimum cash balance									3.00%
Prepayment charge during first twelve months of loan when no minimum cash balance is required as a percent of amount being prepaid									3.00%
Loan and security agreement | Prepayment after the first twelve months member
Debt, Convertible Promissory Notes and Common Stock Warrants
Prepayment charge as a percent of amount being prepaid									1.00%